Note C - Swivel Secure Europe, SA Acquisition (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
Purchase consideration:
Total cash paid, including working capital adjustment	$1,273,483
Earnout payable	500,000
Common stock issued	600,004
Total purchase price consideration	$2,373,487

Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	$729,905
Accounts receivable	702,886
Equipment acquired	65,640
Other assets	20,708
Intangible assets	762,860
Goodwill	1,258,087
Total estimated assets acquired	3,540,086

Accounts payable and accrued expenses	431,884
Government loan	544,000
Deferred tax liability	190,715
Total liabilities assumed	1,166,599
Total estimated fair value of assets acquired and liabilities assumed	$2,373,487

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination [Table Text Block]
	Amount	Estimated useful life (in years)
Customer relationships	$762,860	7
Total identifiable intangible assets	$762,860